CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Cash and Cash Equivalents
Cash	₽ 70,399	$ 784.9	₽ 48,682
Cash equivalents:
Bank deposits	26,044	290.4	34,346
Other cash equivalents	76	0.9	103
Total cash and cash equivalents	₽ 96,519	$ 1,076.2	₽ 83,131	$ 926.9	₽ 79,275	₽ 132,398